Summary of Significant Accounting Policies (Leases) (Details)	12 Months Ended
Dec. 31, 2022
Land use rights [member]
Disclosure of quantitative information about right-of-use assets [line items]
Estimated useful lives of right-of-use assets	20 - 50 years
Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Estimated useful lives of right-of-use assets	2 - 8 years
Equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Estimated useful lives of right-of-use assets	2 - 3 years
Others [member]
Disclosure of quantitative information about right-of-use assets [line items]
Estimated useful lives of right-of-use assets	2 - 4 years